Intangibles, Net (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of software amortization
Total intangible assets, net	$ 1,054,839	$ 537,884
Software Amortization [Member]
Schedule of software amortization
2017	28,425
2018	19,843
2019	670
Total intangible assets, net	$ 48,938	$ 73,658